Restricted share units (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of restricted share units

Number of RSUs
Balance , January 1, 2021	687,334
Granted (1)(2)(3)(8)	7,120,333
Exercised	(385,000)
Balance, December 31, 2021	7,422,667
Granted (4)(5)(6)(7)(8)(9)(10)	3,429,832
Exercised	(4,759,833)
Balance, December 31, 2022	6,092,666
(1)	On March 4, 2021, the Board approved the grant of 1,381,333 RSUs to key employees, directors and designated service providers of the Company.
(2)	On September 3, 2021, the Compensation Committee, delegated by the Board, approved the grant of 739,000 fully vested RSUs to directors of the Company.
(3)

On September 8, 2021, the Board granted an aggregated 5,000,000 RSUs to the CEO and to a director, who was Co-CEO on December 31, 2022, of the Company (2,500,000 RSUs to each), which vested in four tranches upon the achievement of specified market capitalization targets as follows:

Tranche	Number of RSUs	Market Conditions Vesting Milestones
a.	1,000,000	Increase of market cap to $ 1.3 billion
b.	1,000,000	Increase of market cap to $ 1.55 billion
c.	1,000,000	Increase of market cap to $ 1.8 billion
d.	2,000,000	Increase of market cap to $ 2 billion
	5,000,000

Schedule of RSU granted on tranches upon the achievement of specified market capitalization targets

Tranche	Number of RSUs	Market Conditions Vesting Milestones
a.	1,000,000	Increase of market cap to $ 1.3 billion
b.	1,000,000	Increase of market cap to $ 1.55 billion
c.	1,000,000	Increase of market cap to $ 1.8 billion
d.	2,000,000	Increase of market cap to $ 2 billion
	5,000,000

Schedule of assumptions to determine grant date fair value of the RSUs

Risk-free rate	0.85%
Expected equity volatility	60%
Share price	10.25
Expected dividend rate	0.00%
Probability of success	33.88% - 61.42%

Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of assumptions to determine grant date fair value of the RSUs

Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price	44.84
Expected dividend rate	0.00%
Probability of success	85.42%